Interim Consolidated Statement of Changes in Shareholders’ Equity - EUR (€)	Total	Share capital	Share premium	Retained earnings	Other reserves	Net income (loss)	Ordinary Shares Share capital	Preferred Shares Share capital
Balance at beginning of period (in shares) at Dec. 31, 2019							78,811,114	14,507
Balance at beginning of period at Dec. 31, 2019	€ 217,416,000	€ 3,941,000	€ 369,617,000	€ (134,912,000)	€ (472,000)	€ (20,759,000)
Net loss	(10,334,000)					(10,334,000)
Actuarial (gain) loss on defined benefit obligations	(131,000)				(131,000)
Foreign currency translation loss	(13,000)			(48,000)	35,000
Total comprehensive (loss)	(10,478,000)			(48,000)	(96,000)	(10,334,000)
Allocation of prior period income (loss)	0			(20,759,000)		20,759,000
Exercise and subscription of equity instruments (in shares)							87,150
Exercise and subscription of equity instruments	3,000	4,000	(1,000)
Shared-based payment	824,000		824,000
Balance at end of period (in shares) at Jun. 30, 2020							78,898,264	14,507
Balance at end of period at Jun. 30, 2020	207,764,000	3,946,000	370,440,000	(155,719,000)	(568,000)	(10,334,000)
Balance at beginning of period (in shares) at Dec. 31, 2020							78,986,490	14,462
Balance at beginning of period at Dec. 31, 2020	155,976,000	3,950,000	372,131,000	(156,476,000)	355,000	(63,984,000)
Net loss	(23,719,000)					(23,719,000)
Actuarial (gain) loss on defined benefit obligations	566,000				566,000
Foreign currency translation loss	(178,000)			28,000	(206,000)
Total comprehensive (loss)	(23,331,000)			28,000	360,000	(23,719,000)
Allocation of prior period income (loss)	0			(63,984,000)		63,984,000
Exercise and subscription of equity instruments (in shares)							41,050	(85)
Exercise and subscription of equity instruments	61,000	2,048	59,152
Shared-based payment	853,000		853,000
Balance at end of period (in shares) at Jun. 30, 2021							79,027,540	14,377
Balance at end of period at Jun. 30, 2021	€ 133,561,000	€ 3,952,096	€ 373,043,000	€ (220,431,000)	€ 715,000	€ (23,719,000)